Acquisitions	6 Months Ended
Jun. 30, 2014
Acquisitions [Abstract]
Acquisitions

Note 2. Acquisitions

MakerBot transaction

     On August 15, 2013 ("MakerBot transaction date") the Company acquired privately held Cooperation Technology Corporation ("MakerBot") for an aggregate purchase price of $493.7 million ("MakerBot transaction"), which was calculated based on the Company's share price of $97.46 as of the MakerBot transaction date.

     The acquisition consideration was attributed to net assets on the basis of the fair value of assets acquired and liabilities assumed based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers. The estimated fair values are based on the information that was available as of June 30, 2014 and may be subject to changes.

     MakerBot stockholders also could qualify for two earn-out payments. The first was for the six-month period ended December 31, 2013, which amounted to $10.8 million and which was paid in cash during April 2014. The second earn-out period is for the year ended December 31, 2014, for which MakerBot stockholders could qualify for a total payment of up to 0.8 million shares, depending on the level of achievement of financial metrics for the period. The second earn-out payment, if earned, will be made in the Company's shares or cash, or a combination thereof, at the Company's discretion.

     The fair value of the earn-out obligations for the second earn-out payment is based on management's assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. Management re-measures the fair value of the earn-out obligations at the end of each reporting period, with any changes in fair value being recorded in that period's statement of operations. The fair value was estimated based on a Monte Carlo simulation, under which many scenarios are computed to measure possible outcomes of the financial metrics and the likelihood of occurrence. The resultant probability-weighted financial metrics are then applied to the earn-out formula to determine the cash flows under the earn-out. Those cash flows were then discounted using rates of the yields for U.S. treasury bonds with similar terms to maturity. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The Company estimates the earn-out obligation for the second earn-out period to be $11.4 million, as of June 30, 2014.

     Certain MakerBot employees participate in a performance bonus plan in connection with the MakerBot transaction. Participating employees are entitled, contingent on certain continuing employment conditions, to bonus payments of compensation that in the aggregate will equal, dollar-for-dollar, the actual amounts determined in the earn-out calculation.

Interfacial Solutions

     In April 2014, the Company acquired certain assets of Interfacial Solutions LLC ("Interfacial Solutions"), a privately held provider of thermoplastics research and development and production services. This transaction is designed to strengthen the Company's materials research and development skills and enable it to become vertically integrated in material development and manufacturing and also increase materials production space and capacity.

     The Company accounted for this transaction as business combination. The acquisition consideration was attributed to net assets on the basis of the fair value of assets acquired and liabilities assumed based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers.

     Interfacial Solutions results of operations were included in the Company's condensed consolidated financial statements commencing April 2014.

Other financial information giving effect to the acquisition has not been provided as the acquisition is not material.

Other transactions

     In October 2013, the Company acquired all non-controlling interests of its investment in Stratasys Japan Co. Ltd., for a total purchase price of approximately $2 million which was paid during the first quarter of 2014. Prior to the acquisition, the Company owned 51% of the Japanese company. The excess of the purchase price over the carrying value of the non-controlling interests was credited to additional paid-in capital. This acquisition enabled the Company to expand its Japanese operations.

     In January 2014, the Company purchased certain assets, including customer service contracts and inventory, from its local channel partner in South Korea, Sysopt Engineering Co. Ltd. The acquisition enables the Company to expand its South Korean operations.

Subsequent transactions

Solid Concepts transaction

     On July 14, 2014, the Company completed the acquisition of 100% of the outstanding shares of Solid Concepts Inc. ("Solid Concepts"), an independent additive manufacturing service bureau for a total consideration of approximately $190 million (subject to adjustment, as described below), of which $29 million was paid in cash, $103 million was paid in the Company's shares, $4 million was deferred for six months and will be paid in cash and the remaining $54 million will be paid in three separate annual installments.

     Under the terms of the definitive agreement, certain of Solid Concepts' employees may also qualify for retention-related and other payments of $72 million, of which, $15 million was paid in cash upon closing, and the remaining $57 million will be paid in three separate annual installments.

     Subject to certain requirements for cash payments, the Company retains the discretion to settle any of the amounts payable under the definitive agreement in its shares, cash or any combination of the two. These amounts are also subject to certain adjustments based on the Company's share price.

     This transaction, together with the Harvest transaction, which is described below, are expected to enable the Company to expand its existing digital manufacturing service business, to create a leading strategic platform to meet a broad range of customers' additive manufacturing needs and provide opportunities to leverage manufacturing services capabilities.

     Due to the complexity of the acquisition and since the acquisition was closed after the reporting date and a short period of time prior to issuing these financial statements, the initial accounting treatment for the business combination is incomplete at this stage and therefore, certain amounts presented above are subject to adjustments. Furthermore at this stage, it is impracticable to disclose supplemental pro forma information as well as other information required.

Harvest transaction

     On August 1, 2014, the Company completed the acquisition of 100% of the outstanding shares of Harvest Technologies Inc. ("Harvest"), a specialty additive manufacturing service bureau. Under the terms of the definitive agreement with Harvest, certain of Harvest's employees may also qualify for certain retention-related payments.

Other financial information giving effect to the acquisition has not been provided as the acquisition is not material.

MakerBot Europe transaction

      On August 1, 2014 the Company acquired certain assets of its Germany-based partner, HAFNER'S BÜRO, which has been MakerBot reseller in Germany. This acquisition will enable the Company to expand its desktop 3D printing operations throughout the European market.